Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) - USD ($)		Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable		$ 8,545	$ 61,898	[1]
Accrued payroll and welfare payable		56,040	107,284
VAT and other taxes payable		(2,460)	25,728
Others	[2]	57,230	32,655
Total Other Payables and Accruals		$ 119,355	$ 227,565

[1]	Accounts payable primarily include commission payable for students' referral.
[2]	Others primarily include office rental and property management fee payable by Liaoning branch of ZDSE.